3. SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities Details Narrative
Impairment of private label securities	$ 128	$ 286	$ 177
Securities pledged as secure deposits and advances from the FHLB of Dallas	18,850	19,550
Amount of other-than-temporary impairment credit losses on securities for which we had previously recognized OTTI	93	191
Held to maturity positions with unrealized losses	35
Gain on available for sale securities	167	96	90
Losses on available for sale securities	0	0	18
Non-credit related OTTI losses in accumulated other comprehensive income	$ 0	$ 534